UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3-31-2010

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      5/4/2010

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: $79,541,209

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $2,075,655    24,837  SH          Sole                             24,837
Abbott Laboratories              Common   002824100 $224,944      4,270   SH          Sole                             4,270
Accenture PLC                    Common   G1151C101 $1,465,354    34,930  SH          Sole                             34,930
AMEX Energy Sector SPDR          Common   81369y506 $1,229,317    21,372  SH          Sole                             21,372
Amgen Inc.                       Common   031162100 $217,212      3,630   SH          Sole                             3,630
AT&T Corp                        Common   00206r102 $423,232      16,378  SH          Sole                             16,378
Automatic Data Processing, Inc.  Common   053015103 $1,430,778    32,174  SH          Sole                             32,174
Baxter International, Inc,       Common   071813109 $237,340      4,078   SH          Sole                             4,078
Berkshire Hathaway Inc. Class B  Common   084670702 $1,568,999    19,306  SH          Sole                             19,306
Boston Properties, Inc.          Common   101121101 $406,244      5,385   SH          Sole                             5,385
BP p.l.c. ADR                    Common   055622104 $207,169      3,630   SH          Sole                             3,630
Broadridge Financial Solutions InCommon   11133t103 $765,447      35,802  SH          Sole                             35,802
Chevron Corp                     Common   166764100 $1,295,176    17,080  SH          Sole                             17,080
Cisco Systems, Inc.              Common   17275r102 $1,512,031    58,088  SH          Sole                             58,088
Clorox Company                   Common   189054109 $1,662,509    25,920  SH          Sole                             25,920
Coca-Cola Company                Common   191216100 $2,201,370    40,024  SH          Sole                             40,024
Colgate-Palmolive Company        Common   194162103 $1,674,592    19,641  SH          Sole                             19,641
Comcast Corporation              Common   20030n200 $1,573,759    87,577  SH          Sole                             87,577
ConocoPhillips                   Common   20825C104 $551,510      10,778  SH          Sole                             10,778
Covidien PLC                     Common   G2554F105 $1,027,399    20,433  SH          Sole                             20,433
CVS Caremark Corp                Common   126650100 $2,161,326    59,117  SH          Sole                             59,117
Dreyfus Municipal Income Inc.    Common   26201r102 $89,600       10,000  SH          Sole                             10,000
Elements S&P Commodity Trends IndCommon   4042EP602 $1,182,031    139,720 SH          Sole                             139,720
EMC Corp/Mass                    Common   268648102 $217,743      12,070  SH          Sole                             12,070
Exxon Mobil Corp.                Common   30231g102 $2,546,993    38,026  SH          Sole                             38,026
Fastenal Co                      Common   311900104 $987,394      20,575  SH          Sole                             20,575
General Electric Company         Common   369604103 $2,217,452    121,838 SH          Sole                             121,838
Genuine Parts                    Common   372460105 $1,211,866    28,690  SH          Sole                             28,690
Hewlett-Packard Co               Common   428236103 $701,102      13,191  SH          Sole                             13,191
Home Depot, Inc.                 Common   437076102 $469,399      14,510  SH          Sole                             14,510
Hospira, Inc.                    Common   441060100 $1,167,726    20,613  SH          Sole                             20,613
Intel Corp                       Common   458140100 $504,437      22,630  SH          Sole                             22,630
Intl Business Machines Corp      Common   459200101 $701,581      5,470   SH          Sole                             5,470
iShares Comex Gold Trust         Common   464285105 $1,359,604    12,470  SH          Sole                             12,470
iShares MSCI Canada Index Fund   Common   464286509 $1,211,713    43,415  SH          Sole                             43,415
iShares MSCI EAFE Index Fund     Common   464287465 $1,592,743    28,452  SH          Sole                             28,452
iShares MSCI Emerging Markets IndCommon   464287234 $1,816,575    43,126  SH          Sole                             43,126
iShares Russell 2000 Index Fund  Common   464287655 $2,296,471    33,870  SH          Sole                             33,870
iShares S&P SmallCap 600 Index FuCommon   464287804 $900,668      15,150  SH          Sole                             15,150
ITT Corporation                  Common   450911102 $1,230,886    22,960  SH          Sole                             22,960
J.P. Morgan Chase & Co.          Common   46625h100 $540,491      12,078  SH          Sole                             12,078
Johnson & Johnson                Common   478160104 $2,810,364    43,103  SH          Sole                             43,103
Kimberly-Clark Corp              Common   494368103 $246,490      3,920   SH          Sole                             3,920
Laboratory CP Amer Hldgs         Common   50540R409 $1,432,055    18,915  SH          Sole                             18,915
Mastercard, Inc.                 Common   57636q104 $896,620      3,530   SH          Sole                             3,530
McDonald's Corp                  Common   580135101 $1,330,397    19,940  SH          Sole                             19,940
Medtronic, Inc.                  Common   585055106 $962,786      21,381  SH          Sole                             21,381
Merck & Co. Inc.                 Common   58933Y105 $284,308      7,612   SH          Sole                             7,612
Microsoft Corp                   Common   594918104 $2,067,522    70,594  SH          Sole                             70,594
Nuance Communications Inc        Common   67020y100 $315,744      18,975  SH          Sole                             18,975
Occidental Petroleum             Common   674599105 $366,284      4,332   SH          Sole                             4,332
Oil Service HOLDRs Trust         Common   678002106 $576,173      4,700   SH          Sole                             4,700
Omnicom Group Inc Com            Common   681919106 $1,140,704    29,392  SH          Sole                             29,392
Paychex, Inc.                    Common   704326107 $241,920      7,875   SH          Sole                             7,875
Pepsi Co Inc                     Common   713448108 $806,821      12,195  SH          Sole                             12,195
Pfizer Inc.                      Common   717081103 $1,323,809    77,190  SH          Sole                             77,190
Procter & Gamble Co              Common   742718109 $2,813,301    44,465  SH          Sole                             44,465
Progress Energy, Inc.            Common   743263105 $327,869      8,330   SH          Sole                             8,330
SPDR Tr Unit Ser 1               Common   78462F103 $1,717,794    14,682  SH          Sole                             14,682
Tyco International Ltd.          Common   H89128104 $268,974      7,032   SH          Sole                             7,032
United Technologies Corp         Common   913017109 $2,196,154    29,835  SH          Sole                             29,835
Utilities Select Sector SPDR     Common   81369y886 $1,149,918    38,770  SH          Sole                             38,770
Vanguard FTSE All-World Ex-US IndCommon   922042775 $606,606      13,650  SH          Sole                             13,650
Vanguard Small-Cap ETF           Common   922908751 $1,118,702    17,760  SH          Sole                             17,760
Vanguard Total Stock Market ETF  Common   922908769 $696,011      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $2,679,698    48,196  SH          Sole                             48,196
Walt Disney Co.                  Common   254687106 $484,306      13,873  SH          Sole                             13,873
Waste Management, Inc.           Common   94106l109 $1,430,567    41,550  SH          Sole                             41,550
Wells Fargo & Co.                Common   949746101 $1,677,306    53,898  SH          Sole                             53,898
Western Union Company            Common   959802109 $714,174      42,109  SH          Sole                             42,109

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